Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2024
	USD	USD

Payable to a third party	402,661	-
Other taxes payable	472,373	851,836
Accrued payroll and employee benefits	100,151	139,611
Deposits	5,485	7,457
Professional fees payable	-	1,612,224
Others	25,002	52,651
Total accrued expenses and other current liabilities	1,005,672	2,663,779